ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER LIABILITIES.
Schedule of accrued expenses and other liabilities

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Salary and welfare payable	752,800	769,761	120,792
Customer deposits	337,889	282,666	44,357
Accrued contingent liabilities	—	200,114	31,402
Accrual for purchases of property and equipment	40,530	29,545	4,636
Accrued expenses	79,419	73,545	11,541
Other tax payables	60,171	40,741	6,393
Payable for business acquisitions	1,502	—	—
Others	134,942	195,267	30,642
	1,407,253	1,591,639	249,763